General (Details) $ / shares in Units, $ in Thousands, € in Millions						1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 11, 2025 USD ($)	Sep. 10, 2025 USD ($) shares	Mar. 27, 2025 USD ($)	Mar. 24, 2025 shares	Mar. 03, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
General [Line Items]
Entity Incorporation, Date of Incorporation								Jul. 21, 2003	Jul. 21, 2003
Revenues								$ 1,311		$ 658
Total research and development expenses								2,369		5,532	5,210
Consideration installments payment amount	$ 75
Cash and cash equivalents								1,661		1,964	4,870
Operating loss								(7,542)		$ (8,638)	$ (9,706)
Cash flows from operating activities								(6,081)
Option Agreement [Member]
General [Line Items]
Total consideration amount								200
Signing paid amount	$ 150
Remaining paid amount								150
Non-dilutive grant funding amount (in Euro) | €									€ 11
Development funding amount								3,000
Additional cancellation fee payable								50
Total research and development expenses								250
Liability								$ 50
Standby Equity Purchase Agreement [Member]
General [Line Items]
Shares issued (in Shares) | shares					28,784
Issuance-related finance costs					$ 150
Volume weighted average price percentage					97.00%			97.00%	97.00%
Gross proceeds amount							$ 4,203
Volume-weighted average price (in Dollars per share) | $ / shares							$ 2.57
Discount market price percentage							3.00%
Transaction shartes issued (in Shares) | shares							1,638,062
Commitment amount		$ 15,000
Issuance of ordinary shares (in Shares) | shares		4,000
Polish [Member]
General [Line Items]
Total consideration amount								$ 1
Acquire percentage								100.00%
PinCell [Member]
General [Line Items]
Acquire percentage								100.00%
PinCell [Member] | Option Agreement [Member]
General [Line Items]
Signing paid amount								$ 50
Scinai Bioservices Inc [Member]
General [Line Items]
Revenues								$ 502
American Depositary Shares [Member] | Standby Equity Purchase Agreement [Member]
General [Line Items]
Aggregate purchase price amount					$ 10,000
Sale shares issued (in Shares) | shares						511,690		3,022,796	3,022,796
Gross proceeds amount						$ 1,492	$ 4,203
Volume-weighted average price (in Dollars per share) | $ / shares						$ 2.9	$ 2.57
Discount market price percentage						3.00%	3.00%
Transaction shartes issued (in Shares) | shares							1,638,062
Commitment amount		$ 108,000
Issuance of ordinary shares (in Shares) | shares		35,461
Commitment fee percentage		50.00%
Cash payable percentage		50.00%
Commitment Shares [Member] | American Depositary Shares [Member] | Standby Equity Purchase Agreement [Member]
General [Line Items]
Sale shares issued (in Shares) | shares				31,746
Gross proceeds amount			$ 104